Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Actual return		$ 14	$ 14	$ 11
Sensitivity analysis		Sensitivity for significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation by one percentage, keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Cost		$ 22	17	17
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Amount contributed under benefit plan		27	25	36
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Cost		$ 75	$ 69	$ 63
Events After Reporting Period | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Expected contribution to gratuity trusts	$ 20